Other Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Other assets and liabilities

D.	Other assets and liabilities
D.1	Segment assets and liabilities	Page F-4 7
D.2	Receivables	Page F-4 7
D.3	Inventories	Page F-4 8
D.4	Payables	Page F-4 8
D.5	Provisions	Page F- 49
D.6	Other financial assets and liabilities	Page F-5 1
D.7	Leases	Page F-5 5
Key financial and capital risks in this section

Credit risk management
Credit risk is the risk that a counterparty will not meet its payment obligation under a financial instrument or customer contract, leading to a financial loss to the Group. Credit risk arises from the financial assets of the Group, which comprise trade and other receivables, loans receivables and deposits with banks and financial institutions.
The Group manages its credit risk on trade receivables and financial instruments by predominantly dealing with counterparties with an investment grade credit rating. Sufficient financial security is obtained to mitigate the risk of financial loss when transacting with counterparties with below investment grade credit ratings. Customers who wish to trade on unsecured credit terms are subject to credit assessment procedures. Receivable balances are monitored on an ongoing basis. As a result, the Group’s exposure to bad debts is not significant. The Group’s maximum credit exposure is limited to the carrying amount of its financial assets.
Customer credit risk is managed by the Treasury function subject to the Group’s established policy, procedures and controls relating to customer credit risk management. The credit quality of a customer is assessed based on various credit metrics, including its credit rating, and individual credit limits and requirements are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored.
At 31 December 2023, the Group had nineteen customers (2022: nineteen customers) that owed the Group more than $10 million each and accounted for approximately 82% (2022: 79%) of product-related
trade receivables. Depending on the product,
standard
settlement terms are 7 to 30 days from the date of invoice or bill of lading.
The Group considers the probability of default upon initial recognition of the asset and whether there has been a significant depreciation in credit quality on an ongoing basis. A significant decrease in credit quality is defined as a debtor being greater than 30 days past due in making a contractual payment. Credit losses for trade receivables (including lease receivables) and contract assets are determined by applying the simplified approach and are measured at an amount equal to lifetime expected loss. Under the simplified approach, determination of the loss allowance provision and expected loss rate incorporates past experience and forward- looking information, including the outlook for market demand and forward-looking interest rates. A default on other financial assets is considered to be when the counterparty fails to make contractual payments within 60 days of when they fall due.
At 31 December 2023, the Group had a provision for credit losses of nil (2022: nil). Subsequent to 31 December 2023, 97% (2022: 99%) of
product-related
trade receivables balance of $885 million (2022: $1,067 million) has been received.
Credit risk from balances with banks is managed by the Treasury function in accordance with the Group’s policy. The Group places funds from time to time as short-term deposits with reputable financial institutions with investment grade credit ratings. At 31 December 2023 and 31 December 2022, there were no significant concentrations of credit risk within the Group and financial instruments are spread amongst a number of financial institutions to minimise the risk of counterparty default. The maximum exposure to financial institution credit risk is represented by the sum of all cash deposits plus accrued interest, bank account balances and fair value of derivative assets. The Group’s counterparty credit policy limits this exposure to commercial and investment banks, according to approved credit limits based on the counterparty’s credit rating.